Note 10 - Asset Retirement Obligations (Details) - Asset Retirement Obligations In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Asset Retirement Obligations [Abstract]
Balance at beginning of the year	$ 3,176	¥ 299,083	¥ 248,183
Liabilities incurred	283	26,620	42,273
Accretion expense	94	8,882	8,627
Balance at end of the year	$ 3,553	¥ 334,585	¥ 299,083